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MATTHEW BARSAMIAN matthew.barsamian@dechert.com +1 202 261 3392 Direct +1 202 261 3333 Fax

May 2, 2025

VIA EDGAR

Securities and Exchange Commission
100 F Street NE
Washington, D.C. 20549

Re:	Pomona Investment Fund
(File No. 811-22990)

Ladies and Gentlemen:

On behalf of Pomona Investment Fund (the “Registrant”), electronically transmitted for filing is the Registrant’s registration statement on Form N-2 (“Registration Statement”). This filing is being made for the purpose of (i) complying with the requirements of Rule 415(a)(5) under the Securities Act of 1933, as amended (“Securities Act”); (ii) updating certain financial information; and (iii) making certain disclosure changes to the Registrant’s Prospectus and Statement of Additional Information.

No fee is required in connection with this filing. Please direct any questions concerning the filing to the undersigned at 202-261-3392.

Very truly yours,

/s/ Matthew Barsamian
Matthew Barsamian